NET LOSS PER SHARE - Calculation of Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to ordinary shareholders	$ (77,611)	$ (36,144)	$ (31,632)
Denominator:
Weighted average number of ordinary shares outstanding - basic	33,538,160	30,538,378	26,593,673
Weighted average number of ordinary shares outstanding - diluted	33,538,160	30,538,378	26,593,673
Net loss per share - basic (in dollar per share)	$ (2.31)	$ (1.18)	$ (1.19)
Net loss per share - diluted (in dollar per share)	$ (2.31)	$ (1.18)	$ (1.19)